Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2013
Common Stock and Additional Paid-in Capital
Net Loss Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Year Ended December 31,

	2011	2012	2013

Net loss attributable to Dryships Inc.	$(70,128)	$(246,778)	$(223,093)
Transfers to the non-controlling interest:	1	1	1
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(75,231)	(81,760)	(45,542)

Net transfers to the non-controlling interest	(75,231)	(81,760)	(45,542)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(145,359)	$(328,538)	$(268,635)